9. Income Taxes (Details - Deferred Tax) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 1,542,562	$ 672,656
Depreciation & amortization	(2,876)	(2,480)
Loss on impairment	(22,460)	(22,460)
Stock-based compensation	(182,986)	(117,416)
Total Deferred Tax Assets	1,334,240	530,300
Valuation allowance	(1,334,240)	(530,300)
Net Deferred Tax Asset	$ 0	$ 0